Fair Value Measurements (Details) - Schedule of fair value hierarchy for financial assets and liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 10, 2021	Dec. 31, 2020
Liabilities:
Warrant Liability	$ 103,492	$ 119,759
SAFEs		$ 86,100	$ 102,700
Currency forward contract	1,200
Level 1 [Member]
Liabilities:
Warrant Liability
SAFEs
Currency forward contract
Level 2 [Member]
Liabilities:
Warrant Liability
SAFEs
Currency forward contract	1,200
Level 3 [Member]
Liabilities:
Warrant Liability	103,492
SAFEs			102,700
Currency forward contract
First milestone [Member]
Liabilities:
Contingent earn-outs	76,698
First milestone [Member] | Level 1 [Member]
Liabilities:
Contingent earn-outs
First milestone [Member] | Level 2 [Member]
Liabilities:
Contingent earn-outs
First milestone [Member] | Level 3 [Member]
Liabilities:
Contingent earn-outs	76,698
Second milestone [Member]
Liabilities:
Contingent earn-outs	70,619
Second milestone [Member] | Level 1 [Member]
Liabilities:
Contingent earn-outs
Second milestone [Member] | Level 2 [Member]
Liabilities:
Contingent earn-outs
Second milestone [Member] | Level 3 [Member]
Liabilities:
Contingent earn-outs	70,619
Second tranche [Member]
Liabilities:
Contingent consideration	1,200		900
Second tranche [Member] | Level 1 [Member]
Liabilities:
Contingent consideration
Second tranche [Member] | Level 2 [Member]
Liabilities:
Contingent consideration
Second tranche [Member] | Level 3 [Member]
Liabilities:
Contingent consideration	$ 1,200		900
First tranche [Member]
Liabilities:
Contingent consideration			500
First tranche [Member] | Level 1 [Member]
Liabilities:
Contingent consideration
First tranche [Member] | Level 2 [Member]
Liabilities:
Contingent consideration
First tranche [Member] | Level 3 [Member]
Liabilities:
Contingent consideration			$ 500